Directors' emoluments and staff costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of information about employees

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
The average number of employees (excluding directors) of the Company during the year:
Research and Development	5	5	7
General and Administrative	3	2	5
Total	8	7	12

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	722	951	897
Social security costs	132	118	103
Incremental payment for additional services	89	44	—
Other pension costs	38	19	17
Total directors' emoluments	981	1,132	1,017
Share-based payment charge	232	257	1,037
Directors' emoluments including share-based payment charge	1,213	1,389	2,054

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Aggregate other staff costs:
Wages and salaries	540	1,027	2,136
Social security costs	42	98	182
Incremental payment for additional services	—	58	—
Share-based payment charge	137	319	1,882
Other pension costs	15	11	38
Total other staff costs	734	1,513	4,238